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                                                              June 29, 2007

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Attention:   Office of Filings, Information & Consumer Services

       Re: Aston Funds, formerly known as ABN AMRO Funds (the "Trust") File Nos. 33-68666 and 811-08004
             --------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information, dated June 26, 2007, do not differ from those contained in Post-Effective Amendment No. 82 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on June 25, 2007 (Accession No. 0000950137-07-009110).

     Any comments on this filing should be directed to Teresa M. R. Hamlin at
(617) 338-4340 or the undersigned at (617) 338-4426.

                                                 Sincerely,

                                                 /s/ Aaron Remorenko

                                                 Aaron Remorenko


Attachments

cc:   Gerald Dillenburg
      Teresa M. R. Hamlin, Esq.
      Cathy O'Kelly, Esq.




99 High Street, 27th Floor
Boston, MA  02110